Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

Consolidation
(b)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Lequan and ultimately the Company hold all the variable interests of the VIE and has been determined to be the primary beneficiary of the VIE.

Use of estimates
(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include sales returns, inventory valuation, product warranties, share-based compensation, fair value of preferred shares, and the valuation allowance for deferred tax assets and income tax. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Foreign currency translation
(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiary incorporated in Hong Kong is United States dollar (“US$”), while the functional currency of the Group’s entities in the PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiary in Hong Kong, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, and incomes are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive (loss) income in the statement of comprehensive (loss) income.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange (losses) gains, net in the consolidated statement of comprehensive (loss) income.

Convenience Translation
(e)	Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive (loss) income and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1.00 = RMB6.8755 on December 31, 2018 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term and highly liquid investments placed with banks, and all highly liquid investments with original maturities of three months or less, which have both of the following characteristics:

i)	Readily convertible to known amounts of cash throughout the maturity period;
ii)	So near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

Restricted cash
(g)	Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets. As the Company adopted Accounting Standards Update No. 2016-18 on January 1, 2018, restricted cash is included in the total cash and cash equivalents and restricted cash in the consolidated statements of cash flows when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for issuance of bank acceptance notes.

Short-term investments
(h)	Short-term investments

For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive (loss) income.

Accounts receivable
(i)	Accounts receivable

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on an individual basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

Inventories
2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(j)	Inventories

The Group procures certain key raw materials and components from suppliers and send the materials to contract manufacturers for manufacture. The Group receives the finished goods from the contract manufacturers. Therefore, inventories of the Group consist of raw materials and finished goods. Inventories are stated at the lower of cost or net realizable value. Inventory costs include expenses that are directly or indirectly incurred in the purchase, and production of manufactured product for sale. Expenses include the cost of materials, consignment manufacturing cost and other direct costs. Cost is determined using the weighted average method. The Group assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon the product life-cycle. Write downs are recorded in cost of revenues in the consolidated statements of comprehensive (loss) income.

Property, plant and equipment, net
(k)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives and residual value. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Computers and equipment	2-3 years	0%-5%
Vehicle	4 years	5%

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive (loss) income.

Intangible assets
(l)	Intangible assets

Intangible assets mainly consist of software. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
Software	5 years

Leases
(m)	Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Rental expenses incurred by the Group were RMB0.4 million, RMB1.1 million and RMB 3.9 million for the years ended December 31, 2016, 2017 and 2018, respectively.

The Group has no capital leases for any of the years presented.

Mezzanine equity
(n)	Mezzanine equity

Mezzanine equity represents the Series A Preferred Shares and Class B Ordinary Shares issued by the Company. The Series A Preferred Shares and Class B Ordinary Shares are redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. Therefore, the Group classifies the Series A Preferred Shares and Class B Ordinary Shares as mezzanine equity (Note 14).

In accordance with ASC 480-10, the mezzanine equity was initially measured based on its fair value at date of issue. Since the Series A Preferred Shares and Class B Ordinary Shares will be redeemable at the holder’s option 5 years from issuance if the Series A Preferred Shares and Class B Ordinary Shares are not converted, either voluntarily or automatically upon a qualified initial public offering (“Qualified IPO”), the Company accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date of the instrument using the interest method.

Moreover, according to ASC-480-10-S99-2, where fair value at date of issue is less than the mandatory redemption amount, the carrying amount shall be increased by periodic accretions, using the interest method, so that the carrying amount will equal the mandatory redemption amount at the mandatory redemption date. Increase in carrying amount shall be recorded as charges against retained earnings or, in the absence of retained earnings, by charges against additional paid-in capital. As such, the accretion to the carrying amount of preferred share is recognized at minimum rate per annum of issuance price and plus the dividend declared.

Revenue recognition
(o)	Revenue recognition

In May 2014, the Financial Accounting Standards Board (FASB) issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”) and subsequently, the FASB issued several amendments which amend certain aspects of the guidance in ASC 2014-09 (ASU No. 2014-09 and the related amendments are collectively referred to as “ASC 606”). According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group will enter into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities. The Group adopted ASC 606 for all periods presented.

The Group’s revenue is primary derived from (i) IoT-enabled smart home products including smart water purification systems, smart kitchen products, and other smart products, (ii) consumable products complementary to the Group’s IoT smart home products, such as water purifier filters, (iii) others including the sales of other related household products as well as service fees from rendering of installation services. Refer to Note 11 to the consolidated financial statements for disaggregation of the Group’s revenue by type of product and service for the years ended December 31, 2016, 2017 and 2018.

1)

The Group conducts its business through various contractual arrangements, the following table disaggregates the Group’s revenue by type of contract for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Sales to Xiaomi	299,827	739,464	1,311,852
—Xiaomi-branded products	280,501	654,950	1,175,332
—Viomi-branded products	19,326	84,514	136,520
Sales to third-party customers	12,747	133,755	1,249,377
	312,574	873,219	2,561,229

a)	Sales to Xiaomi’s affiliate Xiaomi Telecommunication Technology Co., Ltd. (“Xiaomi Telecommunication Technology”)

The Group generated a substantial portion of its revenues from sales of products to Xiaomi.

Under the cooperation agreement entered between the Group and Xiaomi Telecommunication Technology, the Group is responsible for design, research, development, production and delivery of designated products using the brand name of “Xiaomi” (“Xiaomi-branded products”). Xiaomi is responsible for commercial distributions and sales. The Group also sells some Viomi-branded products to Xiaomi.

Revenue from Xiaomi is recognized upon acceptance by this customer, which is considered at the time the control of the products is transferred to Xiaomi. Revenue from Xiaomi does not meet the criteria to be recognized over time since 1) even if the products use “Xiaomi” brand, it does not require significant rework to make them suitable to be sold to other customers, 2) under the cooperation agreement, the Group does not have the right of payment for the work performed to date.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

For a few types of products sold to this customer, the selling price is a fixed amount as agreed by both parties. For other types of products sold to this customer, the sales arrangement includes two installment payments. The first installment is priced to recover the costs incurred by the Group in developing, producing and shipping the products to this customer and is payable to the Group upon acceptance by the customer after delivery. The Group is also entitled to receive a potential second installment payment calculated as 50 percent of the future gross profits from commercial sales made by this customer. Accordingly, the Group determines the sales price as the fixed first installment payment plus the variable second installment payment to the extent that it is probable that revenue reversal will not occur when settling with the customer subsequently. The Group estimates the variable consideration using the expected value method. In assessing the variable second installment payment, the Group takes into consideration of the historical experience with the customer, selling price of the same or similar products as at the report date as well as the recent market trend. For the years ended December 31, 2016, 2017 and 2018, net revenues earned from second installment payment arrangement represented 15.3%, 15.0%and 9.0% of total revenue from Xiaomi, respectively.

b)

Sales to third-party customers, including: sales to leading e-commerce platforms and offline experience stores; and sales to customers directly through the online platforms operated by Xiaomi, third parties and the Group.

-  Sales to leading e-commerce platforms and offline experience stores

Pursuant to the contracts between the Group and the leading e-commerce platforms/offline experience stores (“e-commerce platforms and stores”), the e-commerce platforms and stores have legal title and physical possession of the products upon acceptance and they would bear the inventory risk of loss due to physical damage before the products are transferred and accepted by end customers. The e-commerce platforms and stores are responsible for delivering the products to end customers and can direct the use of the products and obtain the remaining benefits from the products by reselling the products. The e-commerce platforms and stores have flexibility in determining the retail sales price within relatively broad price range set by the Group. Based on these indicators, the Group determined the e-commerce platforms and stores (as opposed to the end customers) as its customers according to ASC 606-10-55-39. The Group recognizes revenue equal to the sales price to the e-commerce platforms and stores when control of the inventory is transferred.

-  Sales to customers directly through the online platforms operated by Xiaomi, third parties and the Group

Under the cooperation agreements entered between the Group and online platforms, the platforms’ responsibilities are limited to offering an online marketplace, while the Group is primarily obligated in a sales transaction and takes inventory risk and has latitude in determining prices. The platforms charged the Group commission fees at pre-determined amounts or a fixed rate based on the sales amounts. Commission fees are recognized as selling expenses. The Group determined the end customers (as opposed to the platforms) as its customers and recognizes revenue equal to the sales price to the end customers when control of the inventory is transferred.

The Group provides installation service to end customers for a few Viomi-branded products without separate charge. The end customers have the right, not the obligation, to ask the Group to provide installation service. The installation service is considered being distinct and accounted for as a separate performance obligation as the products and installation services are not inputs into a combined item the end customer has contracted to receive. In addition, the Group does not provide any significant integration, modification, or customization services. It can fulfill its obligation to transfer each of the products or services separately. End customers do not always exercise their rights to ask for installation services as the installation may not be complicated and could be done by end customers themselves. Therefore, the Group expects to be entitled to a breakage amount in the contract liabilities related to installation services. The Group estimates the breakage portion based on historical customers’ requests and recognizes estimated breakage as revenue in proportion to the pattern of rights exercised by end customers. The assessment of estimated breakage would be updated on a quarterly basis. Changes in estimated breakage should be accounted for by adjusting contract liabilities to reflect the remaining rights expected to be exercised.

Judgment is required to determine standalone selling price for each distinct performance obligation. The Group allocates the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling price. The standalone selling price of the products is determined based on adjusted market assessment approach by estimating the price the customer is willing to pay for the product without installation service. For the standalone selling price of the installation services, the Group determines it by referring to actual costs charged by the third-party vendors, plus an estimated profit margin of 5% based on consideration of both company specific and relevant market factors.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Group recognizes revenue for the sales to third-party customers in accordance with the applicable revenue recognition method for each of the distinct performance obligation identified. Sales of products is recognized upon acceptance by customers after delivery.  Installation service is recognized when the service is rendered.

2)	Sales returns and sales incentives

-  Sales to leading e-commerce platforms

The Group’s sales to leading e-commerce platforms starting in 2018. As stipulated in the contracts, slow-moving goods are those unsold products after they are controlled by the e-commerce platforms for more than 30 days or 60 days or 90 days, depending on the different categories of products. The Group shall coordinate with the e-commerce platforms to sell the slowing-moving products to end customers through promotions within 30 days, otherwise, the e-commerce platforms can (i) return such slow-moving products, or (ii) sell on discount as determined by the e-commerce platforms. The Group shall bear all losses caused by such discounted sales. Based on the Group’s history of cooperation with the e-commerce platforms and the pattern that the e-commerce platforms dealt with slow-moving goods, the Group estimates that slow-moving goods will be returned to the Group instead of being sold through discounted sales by the e-commerce platforms. Under ASC 606, a right of return is not a separate performance obligation, but it affects the estimated transaction price for transferred goods. Revenue is only recognized for those products that are not expected to be returned. The estimate of expected returns should be determined in the same way as other variable consideration. Based on historical information and other relevant evidence, including the inventory turnover and aging in the e-commerce platforms, the Group assesses if it is probable there will be no significant reversal of cumulative revenue, and recognizes those sales as revenue. As of December 31, 2018, the expected return was insignificant to the Group. The Group would update its estimate at each period end.

Further, the Group might provide various consideration to the e-commerce platforms, such as gross margin guarantee, advertising and promotion fees, in the form of cash, or directly reducing amounts owed to the Group by the e-commerce platforms. The Group evaluates each type of incentives or fees to be paid in accordance with ASC 606. Considering that the Group either does not receive any service from the e-commerce platforms or cannot elect to engage another vendor to provide similar advertising services on a standalone basis, the Group reduces the transaction price for the sale of products by the amount of various consideration payable to the e-commerce platforms.

-  Sales to Xiaomi and offline experience stores

Except for quality problem of the products, the Group does not allow sales return from Xiaomi and offline experience stores. The Group may provide sales rebates to the customers based on purchase volume, which are accounted for as variable consideration. The Group estimates these amounts based on the expected amount to be provided to the customers considering the contracted rebate rates and estimated sales volume based on historical experience, and reduce revenues recognized. For the years ended December 31, 2016, 2017 and 2018, the amount of sales rebate was insignificant.

- 7 days unconditional sales return

Under the consumer protection law, end customers have an unconditional right to return the products purchased through online platforms within 7 days. The Group bases its estimates of sales return on historical results. As of December 31, 2016, 2017 and 2018, the amount of expected sales return was insignificant. The Group may provide sales incentives in the forms of discounts to end customers through online platforms in a bundle transaction. Revenue, recognized on a net basis after such sales incentives, are allocated based on the relative standalone selling prices for respective products.

3)	Warranty

The Group offers product warranty pursuant to standard product quality required by consumer protection law. The warranty period is calculated starting from the date when products are sold to the end customers. The Group has the obligation, at the customer’s sole discretion, to either repair or replace the defective product. The customers cannot separately purchase the warranty and the warranty doesn’t provide the customer with additional service other than assurance that the product will function as expected. Therefore, these warranties are accounted for in accordance with ASC 460 Guarantees. At the time revenue is recognized, an estimate of warranty expenses is recorded. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. Warranty reserves are recorded as cost of revenues.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
4)	Value added taxes

Value added taxes (“VAT”) on sales is calculated at 17% on revenue from products before April 30, 2018 and 16% after May 1, 2018. The Group reports revenue net of VAT. Subsidiaries and VIEs that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.

5)	Contract balances

Key customers, including Xiaomi and third-party customers, are entitled to a credit term. The expected length of time between the products being transferred to customers and when they pay for those products is short. There is no difference between the amount of promised consideration and the cash selling price of the promised products. Therefore, the Group concludes that the contracts with these key customers generally do not include a significant financing component. The allowance for doubtful accounts reflects the Group’s best estimate of probable losses inherent in the accounts receivable balance. The Group determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. There was no activity in the allowance for doubtful accounts for the years presented as these key customers are of a good credit reputation and always make the payment timely.

The opening balance of accounts receivable from these key customers as of January 1, 2017 was RMB45,021. As of December 31, 2017 and 2018, accounts receivable were RMB253,896 and RMB372,702, respectively.

Contract liabilities consist of deferred revenue related to the Group’s provision of installation services, where there is still an obligation to be fulfilled by the Group. The contract liabilities will be recognized as revenue when all of the revenue recognition criteria are met.

The opening balance of deferred revenue as of January 1, 2017 was RMB29. As of December 31, 2017 and 2018, deferred revenue were RMB146 and RMB1,276, respectively. During the years ended December 31, 2016, 2017 and 2018, the Group recognized revenue of installation services amounted to RMB57, RMB716 and RMB14,635, respectively. The Group expects to recognize approximately RMB1,276 of the unearned amount for the Group’s remaining performance obligations related to installation services in 2019.

During the years ended December 31, 2016, 2017 and 2018, the Group does not have any arrangement where the performance obligations have already been satisfied in the past period, but the corresponding revenue is only recognized in a later period.

Cost of revenues
(p)	Cost of revenues

Cost of revenues consists primarily of material costs, warranty, consignment manufacturing cost, salaries and benefits for staff engaged in production activities and related expenses that are directly attributable to the production of products.

Research and development expenses
(q)	Research and development expenses

Research and development expenses primarily consist of salaries and benefits as well as share-based compensation for research and development personnel, materials, general expenses and depreciation expenses associated with research and development activities.

Selling and marketing expenses
(r)	Selling and marketing expenses

Selling and marketing expenses consist primarily of (i) advertising and market promotion expenses, (ii) shipping expenses and (iii) salaries and welfare for sales and marketing personnel. The advertising and market promotion expenses amounted to RMB8,065, RMB39,638 and RMB130,796 for the years ended December 31, 2016, 2017 and 2018, respectively. The shipping expenses amounted to RMB2,633, RMB20,044 and RMB140,456 for the years ended December 31, 2016, 2017 and 2018, respectively.

General and administrative expenses
(s)	General and administrative expenses

General and administrative expenses consist primarily of (i) share-based compensation for management and administrative personnel, and (ii) salaries and welfare for general and administrative personnel.

Government subsidies
2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(t)	Government subsidies

Government subsidies represent government grants received from local government authorities to encourage the Group’s technology and innovation. The Group records such government subsidies as other income in the consolidated statements of comprehensive (loss) income when it has fulfilled all of its obligation related to the subsidy. The Group recorded RMB140, RMB1,278 and RMB1,440 of subsidy income for the years ended December 31, 2016, 2017 and 2018, respectively.

Employee benefits
(u)	Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiary and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees' salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB3,199, RMB8,016 and RMB18,889 for the years ended December 31, 2016, 2017 and 2018, respectively.

Share-based compensation
(v)	Share-based compensation

Share-based compensation expenses arise from share-based awards, mainly including Restricted Shares held by the Founder or held by the Founder on behalf of certain key management founders and share options for the purchase of ordinary shares. The Company accounts for share-based awards granted to the Founder and employees in accordance with ASC 718 Stock Compensation.

Before the Reorganization, the Restricted Shares held by the Founders were subject to a repurchase feature under which Xiaomi shall purchase the interest held by Founders at the original investment amount if the Founders voluntarily terminate their employment with Foshan Viomi. The Restricted Shares were classified as equity classified awards as the underlying shares of the awards are ordinary shares of Foshan Viomi and the awards do not contain any of the characteristics of liability awards described in ASC718. The Restricted Shares are accounted for as share-based compensation based on the grant date fair value over the vesting period.

After the Reorganization completed in July 2015, the repurchase feature remains, however, it became the Company’s right, and not the obligation to repurchase. With respect to the remaining unvested interest granted to the Founder on behalf of certain key management founders, the underlying shares changed from ordinary shares of Foshan Viomi to Class A ordinary shares of the Company.  These shares remain to be equity classified awards as they do not contain any characteristics of a liability award and were continually accounted for as share-based compensation based on the grant date fair value over the remaining vesting period. With respect to the remaining unvested interest granted to the Founder, the underlying shares changed from ordinary shares of Foshan Viomi to redeemable Class B Ordinary Shares of the Company, which are redeemable convertible shares. These awards have been reclassified as liability classified awards as the underlying Class B Ordinary Shares are redeemable at a fixed price plus 6% interest per year at the option of the holder if there is no qualified IPO after a certain period of time. According to ASC718, such awards effectively consist of: (1) a liability component representing the Company’s obligation to pay the redemption price if the holder chooses to redeem, and (2) an equity component representing the fair value of the upside potential of the Class B Ordinary Shares, measured using an option pricing model. At the time of the modification, the Company compared the fair value of the original award immediately before the modification, and the total fair value of the liability component and the equity component immediately after the modification. The incremental compensation amount is recognized over the remaining vesting period. The amount related to the liability component is recorded as a liability measured at the redemption price, subsequently accreted at 6% per year to reflect the increase in redemption price over time according to the terms of the Class B Ordinary Shares, until the award is settled. The liability award is considered settled only upon redemption or IPO, when the Class B Ordinary Shares are converted to Class A ordinary shares at which time, the redemption feature would expire.

Upon the completion of the IPO on September 25, 2018, all Class B Ordinary Shares were converted into Post-IPO Class B Ordinary Shares, the liability award had been settled.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Share-based compensation expenses are recorded net of estimated forfeitures using graded-vesting method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

Income taxes
(w)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in statement of comprehensive (loss) income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive (loss) income. The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2016, 2017 and 2018. As of December 31, 2017 and 2018, the Group did not have any significant unrecognized uncertain tax positions.

Comprehensive (loss) income
(x)	Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net income and other comprehensive (loss) income, net of tax. Other comprehensive (loss) income refers to revenue, expenses, and gains and losses that are recorded as an element of shareholders’ equity but are excluded from net income. The Group’s other comprehensive (loss) income consists of foreign currency translation adjustments from its entities not using the RMB as their functional currency. Comprehensive (loss) income is reported in the consolidated statements of comprehensive (loss) income.

Statutory reserves
(y)	Statutory reserves

The Company's subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company's subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC(“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company's discretion.

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

In addition, in accordance with the PRC Company Laws, the Group's VIEs registered as Chinese domestic company must make appropriations from its annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the Company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

The Group’s VIE, Foshan Viomi, made no appropriation to these statutory reserve funds for the year ended December 31, 2018 as Foshan Viomi’s profit appropriation made to the reserve fund reached the maximum required amount of 50% of its registered capital. Other PRC entities did not make any appropriation to its general reserve fund, statutory surpluses fund, discretionary surplus fund, and the staff bonus and welfare fund for the years reported, as they reported accumulated losses.

(Loss) Income per share
(z)	(Loss) Income per share

Basic (loss) income per share is computed by dividing net (loss) income attributable to ordinary shareholders, considering the accretion of redemption feature and cumulative dividend related to the Company’s redeemable convertible preferred shares and Class B Ordinary Shares, and undistributed earnings allocated to redeemable convertible preferred shares, Class B Ordinary Shares and unvested Class A ordinary shares as unvested Class A ordinary shares are also entitled to participating dividends, by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses. After the IPO, net (loss)/income per ordinary share are computed on Post-IPO Class A Ordinary Shares and Post-IPO Class B Ordinary Shares together, because both classes have the same dividend rights in the Company’s undistributed net income.

Diluted (loss) income per share is calculated by dividing net (loss) income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the redeemable convertible preferred and Class B Ordinary shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted (loss) income per share calculation when inclusion of such share would be anti-dilutive.

Related parties
(aa)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment reporting
(bb)	Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group's chief operating decision maker has been identified as the Chairman of the Board of Directors/CEO, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment. The Company is domiciled in the Cayman Islands while the Group mainly operates its businesses in the PRC and earns substantially all of the revenues from external customers attributed to the PRC.

Newly issued accounting pronouncements
(cc)	Newly issued accounting pronouncements

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (Topic 842) "Leases." Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, "Leases." Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. The Group will adopt the new standard using the optional transition method (from ASU 2018-11, Leases Targeted Improvements) for fiscal years and interim periods within 2019. As permitted under the transition guidance, the Company will carry forward the assessment of whether the existing contracts contain or are leases, classification of the leases and remaining lease terms. Based on the portfolio of leases as of December 31, 2018, approximately RMB9,274 of right of use assets and RMB9,168 of lease liabilities will be recognized on our balance sheet upon adoption, primarily relating to real estate.

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is in the process of evaluating the impact of adopting this guidance.

In June 2018, the FASB issued ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting: The amendments in this Update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Company does not expect ASU 2018-07 to have a material impact to the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this standard will remove, modify and add certain disclosures under ASC Topic 820, Fair Value Measurement, with the objective of improving disclosure effectiveness. ASU 2018-13 will be effective for the Group’s fiscal year beginning January 1, 2020, with early adoption permitted. The transition requirements are dependent upon each amendment within this update and will be applied either prospectively or retrospectively. The Company does not expect ASU 2018-13 to have a material impact to the Company’s consolidated financial statements.